Eaton Vance
Focused Global Opportunities Fund
February 28, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 99.2%
Security	Shares	Value
Australia — 2.4%
CSL, Ltd.	969	$ 192,799
		$ 192,799
Denmark — 2.6%
Novo Nordisk A/S, Class B	1,455	$ 205,526
		$ 205,526
France — 8.4%
LVMH Moet Hennessy Louis Vuitton SE	192	$ 159,615
Safran S.A.	1,179	166,476
Sanofi	2,239	209,343
Schneider Electric SE	768	123,231
		$ 658,665
Germany — 2.0%
Siemens AG	1,047	$ 159,554
		$ 159,554
Hong Kong — 2.4%
AIA Group, Ltd.	17,491	$ 185,895
		$ 185,895
India — 2.3%
HDFC Bank, Ltd. ADR	2,705	$ 182,966
		$ 182,966
Japan — 3.3%
Keyence Corp.	227	$ 98,116
Nihon M&A Center Holdings, Inc.	5,977	49,834
Recruit Holdings Co., Ltd.	4,076	109,301
		$ 257,251
Netherlands — 1.7%
ASML Holding NV	214	$ 131,900
		$ 131,900
Spain — 4.0%
Amadeus IT Group S.A.(1)	2,045	$ 128,596
Iberdrola S.A.	16,282	186,647
		$ 315,243
Security	Shares	Value
Switzerland — 8.8%
Nestle S.A.	2,744	$ 309,168
Roche Holding AG PC	567	163,488
TE Connectivity, Ltd.	1,708	217,463
		$ 690,119
Taiwan — 1.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,565	$ 136,265
		$ 136,265
United Kingdom — 1.6%
RELX PLC	4,099	$ 123,607
		$ 123,607
United States — 58.0%
Alphabet, Inc., Class A(1)	3,108	$ 279,906
Amazon.com, Inc.(1)	2,102	198,071
AMETEK, Inc.	1,076	152,319
Boston Scientific Corp.(1)	4,746	221,733
CDW Corp.	987	199,789
Citigroup, Inc.	4,789	242,754
Coca-Cola Co. (The)	4,905	291,897
Danaher Corp.	840	207,925
Dollar Tree, Inc.(1)	1,091	158,500
GXO Logistics, Inc.(1)	3,651	180,980
Ingersoll Rand, Inc.	2,625	152,434
Intuit, Inc.	479	195,039
Intuitive Surgical, Inc.(1)	569	130,523
JPMorgan Chase & Co.	2,393	343,037
Microsoft Corp.	1,952	486,868
Mondelez International, Inc., Class A	3,654	238,168
TJX Cos., Inc. (The)	1,338	102,491
Verisk Analytics, Inc.	758	129,701
Visa, Inc., Class A	1,262	277,564
Walt Disney Co. (The)(1)	2,310	230,099
Zoetis, Inc.	824	137,608
		$4,557,406
Total Common Stocks (identified cost $6,451,790)		$7,797,196

Eaton Vance
Focused Global Opportunities Fund
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(2)	107,427	$ 107,427
Total Short-Term Investments (identified cost $107,427)		$ 107,427

Total Investments — 100.5% (identified cost $6,559,217)	$7,904,623
Other Assets, Less Liabilities — (0.5)%	$ (43,199)
Net Assets — 100.0%	$7,861,424
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of February 28, 2023.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Information Technology	23.8%	$1,871,600
Health Care	18.7	1,468,945
Industrials	17.1	1,347,437
Financials	12.1	954,652
Consumer Staples	10.7	839,233
Consumer Discretionary	7.9	618,677
Communication Services	6.5	510,005
Utilities	2.4	186,647
Short-Term Investments	1.3	107,427
Total Investments	100.5%	$7,904,623
Abbreviations:
ADR	– American Depositary Receipt
PC	– Participation Certificate

The Fund did not have any open derivative instruments at February 28, 2023.
Affiliated Investments
At February 28, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $107,427, which represents 1.3% of the Fund’s net assets. Transactions in such funds by the Fund for the fiscal year to date ended February 28, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$60,947	$369,628	$(323,148)	$ —	$ —	$107,427	$584	107,427
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Focused Global Opportunities Fund
February 28, 2023
Portfolio of Investments (Unaudited) — continued

At February 28, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Asia/Pacific	$ 319,231	$ 635,945	$ —	$ 955,176
Developed Europe	217,463	2,067,151	—	2,284,614
North America	4,557,406	—	—	4,557,406
Total Common Stocks	$5,094,100	$2,703,096*	$ —	$7,797,196
Short-Term Investments	$ 107,427	$ —	$ —	$ 107,427
Total Investments	$5,201,527	$2,703,096	$ —	$7,904,623
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
Proposed Plan of Reorganization
In December 2022, the Trustees of the Trust, on behalf of the Fund, approved an Agreement and Plan of Reorganization pursuant to which the Fund is expected to be reorganized with and into a newly formed series of Calvert Management Series. The proposed reorganization is subject to approval by the shareholders of the Fund and the satisfaction of certain other conditions.
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